united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

Crow Point Defined Risk Global Equity Income Fund

Class A Shares (Symbol: CGHAX)

Class I Shares (Symbol: CGHIX)

Semi-Annual Report

November 30, 2015

www.cppinvest.com

Investor Information: 1-855-754-7940

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Crow Point Defined Risk Global Equity Income Fund

Portfolio Review (Unaudited)

November 30, 2015

The Portfolio’s performance figures* for the periods ended November 30, 2015, as compared to its benchmarks:

				Inception -	Inception -
				November 30,	November 30,
			Three Years	2015**	2015***
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
Crow Point Defined Risk Global Equity Income Fund - Class A	(6.23)%	(4.55)%	0.51%	(0.73)%	N/A
Crow Point Defined Risk Global Equity Income Fund - Class A with Load	(8.38)%	(6.70)%	(1.28)%	(0.80)%	N/A
Crow Point Defined Risk Global Equity Income Fund - Class I	(6.14)%	(4.31)%	N/A	N/A	(0.42)%
Barclays Capital U.S. Aggregate Bond Index ****	(0.12)%	0.97%	1.50%	1.78%	1.64%
S&P 500 Total Return Index *****	(0.21)%	2.75%	16.09%	17.41%	13.10%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, including indirect expenses, are 3.22% and 2.96% for Class A Shares and Class I Shares, respectively per the October 1, 2015, prospectus. The Fund’s front end sales load for Class A Shares is 2.25%. For performance information current to the most recent month-end, please call toll-free 1-855-754-7940.

**	Inception date is June 1, 2012

***	Inception date is April 10, 2013

****	The Barclays Capital U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grade bonds market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities that are publicly offered for sale in the United States. The securities in the index must have at least 1 year remaining to maturity. In addition, the securities must be denominated in US dollars and must be fixed rate, nonconvertible, and taxable. Investors cannot invest directly in an index.

*****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Holdings by Asset Class	% of Net Assets
Common Stock	74.2%
Preferred Stock	13.5%
Purchased Put Options	2.4%
Money Market Fund	4.4%
Purchased Call Options	0.2%
Cash & Cash Equivalents	5.3%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Crow Point Defined Risk Global Equity Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

November 30, 2015

Shares		Value
	COMMON STOCK - 74.2%
	AEROSPACE/DEFENSE - 0.5%
169	Lockheed Martin Corp.	$37,038

	AGRICULTURE - 2.6%
948	Archer-Daniels-Midland Co.	34,593
925	Imperial Tobacco Group	49,963
759	Lorillard, Inc.	35,104
997	Reynolds American, Inc.	56,370
203	Vector Group Ltd.	5,137
		181,167
	AIRLINES - 1.3%
28,723	Air New Zealand Ltd.	52,037
812	Copa Holdings SA - Cl. A	37,726
		89,763
	AUTO MANUFACTURERS - 1.8%
3,120	Ford Motor Co.	44,710
640	PACCAR, Inc.	33,254
507	Renault SA	51,135
		129,099
	AUTO PARTS & EQUIPMENT - 0.5%
759	Magna International, Inc.	34,611

	BIOTECHNOLOGY - 1.4%
267	Amgen, Inc.	43,014
495	Gilead Sciences, Inc.	52,450
		95,464
	CHEMICALS - 1.1%
486	LyondellBasell Industries NV	46,569
1,951	Sociedad Quimica y Minera de Chile SA ADR	32,757
		79,326
	COMMERCIAL SERVICES - 1.9%
653	Macquarie Infrastructure Co.	48,995
2,692	RR Donnelley & Sons Co.	43,314
2,249	Western Union Co.	42,416
		134,725
	COMPUTERS - 0.5%
1,017	Seagate Technology PLC	36,551

	DISTRIBUTION/WHOLESALE - 0.6%
3,485	ITOCHU Corp.	42,450

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
3,391	Ellington Financial LLC	59,953
5,462	Intermediate Capital Group PLC	50,404
		110,357
	ELECTRIC - 7.5%
1,065	American Electric Power Co., Inc.	59,651
51,844	AusNet Services - Miscellaneous	56,545
67,113	China Power International Development Ltd.	35,715
4,280	Cia Paranaense de Energia ADR	31,544
2,046	Exelon Corp.	55,876
2,803	Fortum OYJ	40,907
2,032	Great Plains Energy, Inc.	54,844
7,019	Iberdrola SA	49,149
1,635	Korea Electric Power Corp. ADR	34,613
3,340	Spark Energy, Inc.	60,320
9,756	Terna Rete Elettrica Nazionale SpA	48,009
		527,173

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

November 30, 2015

Shares		Value
	ELECTRONICS - 1.2%
17,254	Delta Electronics Thailand PCL	$40,949
3,780	LG Display Co. Ltd. ADR	40,900
		81,849
	ENGINEERING & CONSTRUCTION - 1.1%
4,729	Astaldi SpA	28,390
2,675	CIMIC Group Ltd.	48,561
		76,951
	ENTERTAINMENT - 1.1%
28,935	Berjaya Sports Toto Bhd	20,988
3,549	National CineMedia, Inc.	56,323
		77,311
	FOOD - 1.1%
1,916	Arcs Co. Ltd.	40,492
4,434	Tate & Lyle PLC	39,382
		79,874
	HOLDING - PRODUCTS - 1.0%
669	Zimmer Biomet Holdings, Inc.	67,576

	HEALTHCARE - SERVICES - 2.6%
499	Aetna, Inc.	51,272
375	Anthem, Inc.	48,893
16,699	Japara Healthcare Ltd.	40,662
3,156	NMC Health PLC	42,522
		183,349
	HOUSEWARES - 0.7%
728	Scotts Miracle-Gro Co.	50,807

	INSURANCE - 5.6%
1,668	Ageas	72,931
496	Endurance Specialty Holdings Ltd.	32,716
1,867	Genworth MI Canada, Inc.	41,307
4,390	Liberty Holdings Ltd.	39,426
4,016	Pheonix Group Holdings	55,318
859	Prudential Financial, Inc.	74,346
798	Swiss Life Holding AG	76,157
		392,201
	INTERNET - 1.1%
625	IAC/InterActive Corp.	39,244
5,524	SouFun Holdings Ltd. ADR	37,011
		76,255
	INVESTMENT COMPANIES - 0.7%
2,788	Solar Capital Ltd.	50,742

	IRON/STEEL - 1.2%
22,248	Eregli Demir ve Celik Fabrikalari TAS	28,758
2,740	Labrador Iron Ore Royalty Corp.	26,433
1,661	Steel Dynamics, Inc.	28,885
		84,076
	MEDIA - 0.4%
92,929	Media Prima Bhd	30,540

	METAL FABRICATE/HARDWARE - 0.6%
83,690	China Zhongwang Holdings Ltd	41,841

	MINING - 0.4%
907	Rio Tinto PLC	30,155

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

November 30, 2015

Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.0%
1,313	FUJIFILM Holdings Corp.	$53,091
1,566	General Electric Co.	46,886
408	Siemens AG	42,283
		142,260
	MULTI-NATIONAL - 0.5%
1,323	Banco Latinoamericano de Comercio Exterior SA	36,726

	OFFICE/BUSINESS EQUIPMENT - 0.5%
1,264	Cannon, Inc.	38,091

	OIL & GAS - 4.4%
630	Chevron Corp.	57,532
730	Exxon Mobil Corp.	59,612
1,792	Lukoil ADR	68,597
1,481	OMV AG	42,250
1,220	Western Refining, Inc.	55,217
1,318	Woodside Petroleum Ltd.	28,760
		311,968
	OIL & GAS SERVICES - 0.6%
51,870	Sinopec Engineering Group Co. Ltd.	40,102

	PHARMACEUTICALS - 2.4%
789	Novartis AG ADR	67,254
1,414	Orion Oyj	47,200
836	Teva Pharmaceutical Industries Ltd. ADR	52,609
		167,063
	REAL ESTATE - 0.4%
4,092	E-House China Holdings Ltd. ADR	24,757
170	Four Corners Property Trust *	3,366
		28,123
	REITS - 4.3%
97,564	Champion REIT	49,658
2,106	Colony Capital, Inc.	43,089
7,093	CorEnergy Infrastructure Trust, Inc.	35,820
2,029	Hospitality Properties Trust	56,345
979	Iron Mountain, Inc.	27,197
7,140	MFA Financial, Inc.	49,837
2,068	Starwood Property Trust, Inc.	42,042
		303,988
	RETAIL - 6.5%
1,164	Aoyama Trading Co. Ltd.	43,139
1,397	Best Buy Co., Inc.	44,397
760	Big Lots, Inc.	34,192
188,929	China Dongxiang Group Co.	47,228
412	CVS Caremark Corp.	38,765
512	Darden Resturants, Inc.	28,759
29,724	Debenhams PLC	37,408
14,439	Lookers PLC	37,625
560	Target Corp.	40,600
40,000	Wal-Mart de Mexico SAB de CV	106,047
		458,160
	SEMICONDUCTORS - 1.5%
2,000	Silicon Motion Technology Corp. ADR	66,540
1,851	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	42,129
		108,669

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

November 30, 2015

Shares		Value
	SOFTWARE - 2.4%
1,531	CSG System International, Inc.	$54,703
3,249	Micro Focus International PLC	62,752
892	Microsoft Corp.	48,480
		165,935
	TELECOMMUNICATIONS - 7.2%
1,492	AT&T, Inc.	50,236
804	Chunghwa Telecom Co. Ltd. ADR	24,442
1,736	Cisco Systems, Inc.	47,306
9,562	Frontier Communications Corp.	47,714
4,422	Premiere Global Services, Inc.*	61,333
29,834	Spark New Zealand Ltd.	65,548
7,583	Telkom SA SOC Ltd.	32,442
16,078	Turk Telekomunikasyon AS	33,164
3,500	Turkcell Iletisim Hizmet ADR	33,320
1,333	United States Cellular Corp. *	55,573
1,144	Vodafone Group PLC ADR	38,392
		489,470
	TRANSPORTATION - 1.4%
157,808	BTS Group Holdings PCL	42,079
2,439	Nordic American Tankers Ltd.	36,097
1,270	Scorpio Bulkers, Inc.	20,320
		98,496

	TOTAL COMMON STOCK (Cost - $5,207,461)	5,210,302

	PREFERRED STOCK - 13.5%
	BANKS - 3.1%
4,300	JPMorgan Chase & Co., 6.30%	111,499
3,850	Morgan Stanley, 6.625%	102,910
		214,409
	ELECTRIC - 0.6%
770	Entergy Arkansas, Inc., 4.90%	19,073
880	PPL Capital Funding, Inc., 5.90%	22,572
		41,645
	INSURANCE - 1.5%
3,850	Aspen Insurance Holdings Ltd., 7.25%	102,641

	OIL & GAS - 0.5%
640	Vanguard Natural Resources LLC, 7.75%	9,344
1,910	Vanguard Natural Resources LLC, 7.875%	28,459
		37,803
	REITS - 5.7%
4,440	AG Mortgage Investment Trust, Inc., 8.00%	103,230
3,660	Annaly Capital Management, Inc., 7.50%	88,682
4,280	Ashford Hospitality Trust, Inc., 8.45%	108,412
3,870	Newcastle Investment Corp., 9.75%	101,201
		401,525
	RETAIL - 0.4%
1,000	TravelCenters of America LLC, 8.00%	25,174

	TELECOMMUNICATIONS - 1.5%
4,070	Qwest Corp., 7.00%	107,285

	TRANSPORTATION - 0.2%
960	Teekay Offshore Partners LP, 7.25%	17,011

	TOTAL PREFERRED STOCK (Cost - $963,151)	947,493

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

November 30, 2015

Contracts **		Value

	PURCHASED CALL OPTIONS * - 0.2%
50	iShares MSCI EAFE ETF +
	Expiration January 2016, Exercise Price $63.00	$900
50	SPDR S&P 500 ETF Trust +
	Expiration January 2016, Exercise Price $211.00	12,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $19,604)	13,400

	PURCHASED PUT OPTIONS * - 2.4%
271	iShares MSCI EAFE ETF +
	Expiration March 2016, Exercise Price $61.00	67,479
183	iShares MSCI Emerging Markets ETF +
	Expiration December 2015, Exercise Price $33.00	5,673
199	SPDR S&P 500 ETF Trust +
	Expiration March 2016, Exercise Price $200.00	97,708
	TOTAL PURCHASED PUT OPTIONS (Cost - $227,755)	170,860

Shares
	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUND - 4.4%
309,994	Fidelity Institutional Money Market Funds -
	Prime Money Market Portfolio, 0.10% (Cost - $309,994)	309,994

	TOTAL INVESTMENTS - 94.7% (Cost - $6,727,965) (a)	$6,652,049
	OTHER ASSETS LESS LIABILITIES - NET - 5.3%	369,869
	NET ASSETS - 100.0%	$7,021,918

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $6,607,193 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$388,235
Unrealized depreciation	(440,490)
Net unrealized depreciation	$(52,255)

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security

+	All or portion of this security is pledged as collateral for options written. Total value of pledged securities at November 30, 2015 is $146,409

ADR - American Depositary Receipt

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

Contracts **		Value
	WRITTEN CALL OPTIONS * - 0.1%
50	iShares MSCI EAFE ETF
	Expiration January 2016, Exercise Price $65.00	$150
50	SPDR S&P 500 ETF Trust
	Expiration January 2016, Exercise Price $214.00	6,300
	TOTAL WRITTEN CALL OPTIONS (Premiums received - $9,846) (a)	6,450

	PUT OPTIONS WRITTEN * - 1.3%
271	iShares MSCI EAFE ETF
	Expiration March 2016, Exercise Price $58.00	38,211
53	iShares MSCI Emerging Markets ETF
	Expiration December 2015, Exercise Price $31.00	424
174	SPDR S&P 500 ETF Trust
	Expiration March 2016, Exercise Price $190.00	52,026
	TOTAL WRITTEN PUT OPTIONS (Premiums received - $110,926) (a)	90,661

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Statement of Assets and Liabilities (Unaudited)
November 30, 2015

ASSETS
Investment securities:
At cost	$6,727,965
At value	$6,652,049
Cash	378,933
Foreign currency, at value (Cost $42,491)	37,271
Dividends and interest receivable	51,098
Receivable due from advisor	37,888
Receivable for closed forward foreign currency contracts	197
Prepaid expenses and other assets	25,041
TOTAL ASSETS	7,182,477

LIABILITIES
Payable for Fund shares repurchased	34,740
Options written, at value (Premiums received $120,772)	97,111
Distribution (12b-1) fees payable	348
Payable to related parties	5,030
Accrued expenses and other liabilities	23,330
TOTAL LIABILITIES	160,559
NET ASSETS	$7,021,918

NET ASSETS CONSIST OF:
Paid in capital	$8,534,838
Accumulated net investment loss	(125,504)
Accumulated net realized loss from security transactions, options contracts,
forward foreign currency exchange contracts and currency transactions	(1,327,270)
Net unrealized depreciation of investments, options contracts and currency translations	(60,146)
NET ASSETS	$7,021,918

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,578,279
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized	179,948
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$8.77
Maximum offering price per share (maximum sales charge of 2.25%)	$8.97

Class I Shares:
Net Assets	$5,443,639
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized	615,797
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.84

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund

Statement of Operations (Unaudited)

For the Six Months Ended November 30, 2015

INVESTMENT INCOME
Dividends	$281,292
Less: Foreign withholding taxes	(13,433)
TOTAL INVESTMENT INCOME	267,859

EXPENSES
Registration fees	38,796
Investment advisory fees	36,005
Administrative services fees	20,130
Custodian fees	18,850
Legal fees	18,300
Accounting services fees	15,738
Transfer agent fees	9,150
Shareholder reporting expenses	8,601
Audit fees	7,521
Compliance officer fees	6,518
Trustees fees and expenses	5,816
Distribution (12b-1) fees: Class A	2,847
Other expenses	785
TOTAL EXPENSES	189,057

Less: Fees waived/reimbursed by the Advisor	(144,908)

NET EXPENSES	44,149

NET INVESTMENT INCOME	223,710

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(364,516)
Options written	56,692
Options purchased	159,504
Forward foreign currency contracts	(10,075)
Foreign currency transactions	(20,720)
(179,115)
Net change in unrealized appreciation (depreciation) of:
Investments	(608,892)
Options written	(25,228)
Options purchased	19,276
Foreign currency translations	(10,212)
(625,056)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(804,171)

NET DECREASE IN NET ASSETS	$(580,461)

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	November 30, 2015	May 31, 2015
	(Unaudited)
FROM OPERATIONS
Net investment income	$223,710	$691,085
Net realized loss from investments, options, forward foreign currency contracts and foreign currency transactions	(179,115)	(663,952)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	(625,056)	(180,087)
Net decrease in net assets resulting from operations	(580,461)	(152,954)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(86,155)	(303,679)
Class I	(284,741)	(313,744)
Return of Capital:
Class A	—	(17,894)
Class I	—	(14,347)
Net decrease in net assets resulting from distributions to shareholders	(370,896)	(649,664)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	66,860	1,846,054
Class I	2,156,513	6,293,917
Net asset value of shares issued in reinvestment of distributions:
Class A	73,372	223,518
Class I	211,760	233,084
Redemption fee proceeds:
Class A	68	11
Class I	195	8
Payments for shares redeemed:
Class A	(2,145,489)	(5,686,629)
Class I	(2,452,146)	(2,512,494)
Net increase (decrease) in net assets from shares of beneficial interest	(2,088,867)	397,469

TOTAL DECREASE IN NET ASSETS	(3,040,224)	(405,149)

NET ASSETS
Beginning of Period	10,062,142	10,467,291
End of Period*	$7,021,918	$10,062,142
*Includes accumulated net investment income (loss) of:	$(125,504)	$21,682

SHARE ACTIVITY
Class A:
Shares Sold	6,863	178,279
Shares Reinvested	8,247	22,484
Shares Redeemed	(226,285)	(576,375)
Net decrease in shares of beneficial interest outstanding	(211,175)	(375,612)

Class I:
Shares Sold	228,038	614,812
Shares Reinvested	23,630	23,361
Shares Redeemed	(264,562)	(251,890)
Net increase (decrease) in shares of beneficial interest outstanding	(12,894)	386,283

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Period Ended
	November 30, 2015		May 31, 2015		May 31, 2014		May 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$9.81		$10.35		$10.16		$10.00

Activity from investment operations:
Net investment income (2)	0.25		0.53		0.43		0.34
Net realized and unrealized gain (loss) on investments	(0.86)		(0.56)		0.20		(0.03)
Total from investment operations	(0.61)		(0.03)		0.63		0.31

Less distributions from:
Net investment income	(0.43)		(0.48)		(0.44)		(0.14)
Net realized gains	—		—		(0.00	) (3)	(0.01)
Return of Capital	—		(0.03)		—		—
Total distributions	(0.43)		(0.51)		(0.44)		(0.15)

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Net asset value, end of period	$8.77		$9.81		$10.35		$10.16

Total return (4)	(6.23	)% (5)	(0.24)%		6.42%		3.03	% (5)

Net assets, at end of period (000s)	$1,578		$3,839		$7,937		$5,728

Ratio of gross expenses to average net assets (6)	4.71	% (7)	3.21%		3.68%		4.99	% (7,8)

Ratio of net expenses to average net assets	1.25	% (7)	1.25	% (9)	1.13	% (9)	1.26	% (7,10)

Ratio of net investment income to average net assets	5.44	% (7)	5.30%		4.18%		3.37	% (7)

Portfolio Turnover Rate	63	% (5)	113%		95%		160	% (5)

(1)	The Crow Point Defined Risk Global Equity Income Fund (formerly known as Crow Point Hedged Global Equity Income Fund) Class A shares commenced operations on June 1, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total return shown exclude the effect of applicable sales loads/redemption fees. Total returns are historical in nature and assume changes in share price, reinvestment of dividend and capital gain distributions, if any.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Includes interest expense. Excluding interest expense, the ratio of gross expenses to average net assets would have been 4.98% for the year ended May 31, 2013.

(9)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.25% for the years ended May 31, 2014 and 1.30% for the year ended May 31, 2015.

(10)	Includes interest expense. Excluding interest expense, the ratio of net expenses to average net assets would have been 1.25% for the year ended May 31, 2013.

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Period Ended
	November 30, 2015		May 31, 2015		May 31, 2014		May 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$9.90		$10.44		$10.17		$10.30

Activity from investment operations:
Net investment income (2)	0.26		0.56		0.46		0.08
Net realized and unrealized gain (loss) on investments	(0.87)		(0.56)		0.20		(0.21)
Total from investment operations	(0.61)		0.00		0.66		(0.13)

Less distributions from:
Net investment income	(0.45)		(0.52)		(0.39)		—
Net realized gains	—		—		(0.00	) (3)	—
Return of Capital	—		(0.02)		—		—
Total distributions	(0.45)		(0.54)		(0.39)		—

Paid-in-Capital From Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	—

Net asset value, end of period	$8.84		$9.90		$10.44		$10.17

Total return (4)	(6.14	)% (5)	0.06%		6.65%		(1.26	)% (5)

Net assets, at end of period (000s)	$5,444		$6,223		$2,531		$165

Ratio of gross expenses to average net assets (6)	4.59	% (7)	2.95%		3.38%		4.12	% (7,8)

Ratio of net expenses to average net assets	1.00	% (7)	1.00	% (9)	0.88	% (9)	1.03	% (7,10)

Ratio of net investment income to average net assets	5.48	% (7)	5.55%		4.50%		5.05	% (7)

Portfolio Turnover Rate	63	% (5)	113%		95%		160	% (5)

(1)	The Crow Point Defined Risk Global Equity Income Fund (formerly known as Crow Point Hedged Global Equity Income Fund) Class I shares commenced operations on April 10, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Includes interest expense. Excluding interest expense, the ratio of gross expenses to average net assets would have been 4.09% for the year ended May 31, 2013.

(9)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.00% for the years ended May 31, 2014 and 1.04% for the year ended May 31, 2015.

(10)	Includes interest expense. Excluding interest expense, the ratio of net expenses to average net assets would have been 1.00% for the year ended May 31, 2013.

See accompanying notes to financial statements.

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)
November 30, 2015

1.	ORGANIZATION

The Crow Point Defined Risk Global Equity Income Fund (formerly known as Crow Point Hedged Global Equity Income Fund) (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to seek income with long-term growth of capital.

The Fund currently offers Class A Shares and Class I Shares. The Class A Shares commenced operations on June 1, 2012 and Class I Shares commenced operations on April 10, 2013. Class A Shares are offered at net asset value plus a maximum sales charge of 2.25%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2015 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$5,210,302	$—	$—	$5,210,302
Preferred Stock	947,493	—	—	947,493
Purchased Call Options	13,400	—	—	13,400
Purchased Put Options	170,860	—	—	170,860
Money Market Fund	309,994	—	—	309,994
Total	$6,652,049	$—	$—	$6,652,049

Liabilities*	Level 1	Level 2	Level 3	Total
Written Call Options	$6,450	$—	$—	$6,450
Written Put Options	90,661	—	—	90,661
Total	$97,111	$—	$—	$97,111

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.

It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. For the six months ended November 30, 2015, the Fund’s net realized loss of $10,075 on forward foreign currency contracts is included in the line item marked “Net realized loss from forward foreign currency contracts” in this shareholder report and serve as an indicator of the volume of derivative activity for the Fund.

Options – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of November 30, 2015:

	Asset Derivatives		Liability Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts	Investment securities at value	$184,260	Options Written, at value	$97,111

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of November 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Contracts	Net realized gain (loss) on options written
Net change in unrealized appreciation/depreciation from options written
Net realized gain (loss) on options purchased
Net change in unrealized appreciation/depreciation on options purchased
Net realized gain (loss) on forward foreign currency exchange contracts and currency transactions
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts and currency transactions

The following is a summary of the Funds realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended November 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk	Currency Risk
Options Purchased	$159,504	$—
Options Written	56,692	—
Forward foreign currency contracts		(10,075)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Derivative Investment Type	Equity Risk
Options Purchased	$19,276
Options Written	(25,228)

The number of option contracts written and the premiums received by the Fund during the six months ended November 30, 2015 were as follows:

	Options Written
	Contracts	Premium
Outstanding at May 31, 2015	(497)	$(127,441)
Options purchased/written	(1,626)	(393,437)
Options expired	162	32,205
Options closed	1,363	367,901
Outstanding at November 30, 2015	(598)	$(120,772)

The value of the derivative instruments outstanding as of November 30, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2015.

			Gross Amounts of Assets Presented in the
Liabilities:			Statement of Assets & Liabilities

	Gross Amounts of		Financial Instruments		Cash Collateral
Description	Recognized Liabilities		Pledged		Pledged	Net Amount of Assets
Options Written Contracts	$97,111	(1)	$97,111	(2)	$—	$—
Total	$97,111		$97,111		$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly,does not include excess collateral pledged.

Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

The risk in writing a call option is that the Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received. The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received. Generally, option transactions also involve risks concerning liquidity of the options market. An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 to 2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments. However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid quarterly. The Fund will declare and pay net realized capital gains, if any, annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Crow Point Partners, LLC serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.88% of the average daily net assets of the Fund. For the six months ended November 30, 2015, the Adviser earned advisory fees of $36,005.

The Adviser has contractually agreed, at least until September 30, 2016, to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.25% and 1.00% of average daily net assets attributable to Class A shares and Class I shares, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.25% and 1.00% of average daily net assets for Class A shares and Class I shares, respectively. If Fund Operating Expenses attributable to Class A shares and Class I shares, subsequently exceed 1.25% and 1.00%, respectively, per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended November 30, 2015, the Adviser has waived/reimbursed $144,908 in expenses to the Fund.

As of May 31, 2015, the Advisor has $592,333 of waived expenses that may be recovered by the following dates:

May 31, 2016	May 31, 2017	May 31, 2018	Total
$144,054	$204,358	$243,921	$592,333

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor - The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

at an annual rate of 0.25% of its average daily net assets for Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended November 30, 2015, pursuant to the Plan, Class A shares incurred $2,847 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended November 30, 2015, the Distributor received $213 in underwriting commissions for sales of Class A shares, of which $23 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended November 30, 2015 amounted to $4,835,803 and $7,479,595, respectively.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended November 30, 2015, the Class A and Class I assessed $68 and $195 in redemption fees, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended May 31, 2015 and May 31, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2015	May 31, 2014
Ordinary Income	$617,423	$354,669
Long-Term Capital Gain	—	3,166
Return of Capital	32,241	—
	$649,664	$357,835

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

As of May 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Capital Loss	Other	Post October Loss	Unrealized	Total
Carry	Book/Tax	and	Appreciation/	Accumulated
Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$(600,285)	$(30,835)	$(507,183)	$576,740	$(561,563)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies, and adjustments for corporations, partnerships and real estate investments trust. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $2,321.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses $5,217.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $501,966.

At May 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term	Total
$600,285	$600,285

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and adjustments for passive foreign investment companies, real estate investment trusts, partnerships and corporations return of capital distributions, resulted in reclassifications for the year ended May 31, 2015 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$(104,475)	$104,475

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)9 of the 1940 Act. As of November 30, 2015, Charles Schwab & Co., an account holding shares for the benefit of others in nominee name, held 46% of the voting securities of the Fund’s shares. The Fund has no knowledge as to whether all or any portion of the shares owned by Charles Schwab & Co. are also owned beneficially.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removed certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim

Crow Point Defined Risk Global Equity Income Fund
Notes to Financial Statements (Unaudited)(Continued)
November 30, 2015

periods within those fiscal years. The practical expedient allows entities to estimate the fair value of certain investments by using the NAV per share as of their measurement date. Management is currently evaluating the impacts these changes will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Crow Point Defined Risk Global Equity Income Fund
Expense Example (Unaudited)
November 30, 2015

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During the Period*	During the Period
Actual	(6/1/15)	(11/30/15)	(6/1/15 to 11/30/15)	(6/1/15 to 11/30/15)
Class A	$ 1,000.00	$ 937.70	$ 6.06	1.25%
Class I	$ 1,000.00	$ 938.60	$ 4.85	1.00%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During the Period*	During the Period
(5% return before expenses)	(6/1/15)	(11/30/15)	(6/1/15 to 11/30/15)	(6/1/15 to 11/30/15)
Class A	$ 1,000.00	$ 1,018.75	$ 6.31	1.25%
Class I	$ 1,000.00	$ 1,020.00	$ 5.05	1.00%

*	Expenses Paid During the Period are equal to Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Crow Point Defined Risk Global Equity Income Fund
Additional Information (Unaudited)
November 30, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 23-24, 2015, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Crow Point Defined Risk Global Equity Income Fund (“Crow Point Defined Risk”) and Crow Point Partners, LLC (“Crow Point Partners”), (the “Crow Point Advisory Agreement”).

Based on their evaluation of the information provided by Crow Point Partners, in conjunction with Crow Point Defined Risk’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Crow Point Advisory Agreement with respect to Crow Point Defined Risk.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Crow Point Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Crow Point Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Crow Point Advisory Agreement and comparative information relating to the advisory fee and other expenses of Crow Point Defined Risk. The materials also included due diligence materials relating to Crow Point Partners (including due diligence questionnaires completed by Crow Point Partners, select financial information of Crow Point Partners, bibliographic information regarding Crow Point Defined Risk’s key management and investment advisory personnel, and comparative fee information relating to Crow Point Defined Risk) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Crow Point Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Crow Point Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Crow Point Advisory Agreement. In considering the renewal of the Crow Point Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services . The Board reviewed materials provided by Crow Point Partners related to the proposed renewal of the Crow Point Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Crow Point Partners, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of Crow Point Partners with respect to a series of important questions, including: whether Crow Point Partners was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Crow Point Defined Risk; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with Crow Point Defined Risk’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Crow Point Partners’ compliance program. The Board then reviewed the capitalization of Crow Point Partners based on financial information provided by and representations made by Crow Point Partners and concluded that Crow Point Partners was sufficiently well-capitalized, or its control persons had the ability to make additional contributions in order to meet its obligations to Crow Point Defined Risk. The Board concluded that Crow Point Partners had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Crow Point Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Crow Point Partners to Crow Point Defined Risk were satisfactory.

Performance. The Board reviewed the performance of Crow Point Defined Risk as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods, noting that the Fund underperformed its peer group and

Crow Point Defined Risk Global Equity Income Fund
Additional Information (Unaudited) (Continued)
November 30, 2015

Morningstar categories for the 1 year period, but outperformed its peer group and Morningstar category since inception and underperformed its benchmark for the since inception period. The Board noted Crow Point Partners’ statement that many of Crow Point Defined Risk’s peers differ from the Fund as they hedge much less aggressively than Crow Point Defined Risk, while others use different classes of securities than the Fund. Due to these differences and other considerations by the Board, the Board concluded that the Fund’s past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Crow Point Partners, the Board discussed the comparison of management fees and total operating expense data and reviewed Crow Point Defined Risk’s advisory and overall expenses compared to a peer group constructed by Crow Point Partners comprised of funds with similar investment objectives and strategies. The Board reviewed the contractual arrangements for Crow Point Defined Risk, which stated that Crow Point Partners had agreed to waive or limit its management fee and/or reimburse expenses at least until September 30, 2016, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.25%, 1.00% and 1.50% of the Fund’s average net assets for Class A, Class I and Class R shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that based on Crow Point Partners’ experience, expertise and services to Crow Point Defined Risk, the advisory fee charged by Crow Point Partners and expense caps were reasonable.

Profitability . The Board also considered the level of profits that could be expected to accrue to Crow Point Partners with respect to Crow Point Defined Risk based on profitability reports and analyses reviewed by the Board and the selected financial information of Crow Point Partners provided by Crow Point Partners. After review and discussion, the Board concluded that based on the services provided by Crow Point Partners and the projected growth of Crow Point Defined Risk, the fees were reasonable and that anticipated profits from Crow Point Partners’ relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which Crow Point Defined Risk will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Fund, Crow Point Partners’ expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Crow Point Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Crow Point Partners as the Trustees believed to be reasonably necessary to evaluate the terms of the Crow Point Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Crow Point Advisory Agreement, (a) the terms of the Crow Point Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Crow Point Advisory Agreement is in the best interests of Crow Point Defined Risk and its shareholders. In considering the approval of the Crow Point Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the approval of the Crow Point Advisory Agreement was in the best interest of Crow Point Defined Risk and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Crow Point Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7940 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7940.

Investment Adviser
Crow Point Partners, LLC
25 Recreation Park Dr., Suite 110
Hingham, MA 02043

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 2/5/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/5/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/5/16